Employee Benefit Obligations - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Y	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of sensitizations post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 349,448	$ 88,483
Discount rate assumes a increase	414,404	105,349
Contribution plans recorded in employee expenses	840,493	837,984	$ 626,102
Defined benefit plans disbursements amount in 2018	$ 146,905
Defined benefit plans, weighted average term | Y	9.41
Employee Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Contribution plans recorded in employee expenses	$ 11,736	$ 10,007	$ 82,230
Chilean Holding Company
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.06%	0.27%
Brazilian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	96.56%	84.78%
Colombian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	2.91%	11.99%
Argentine Subsidiaries
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.35%	2.53%
Peruvian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.12%	0.43%
Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans vesting minimum service requirement period	5 years
Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans vesting minimum service requirement period	15 years